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(NEW YORK LIFE LOGO) The Company You Keep(R)

                                        NEW YORK LIFE INSURANCE COMPANY
                                        1 Rockwood Road, Sleepy Hollow, NY 10591
                                        (914) 846-3622  Fax: (914) 846-4727
                                        E-mail : Richard_Bowman@newyorklife.com
                                        www.newyorklife.com

                                        RICHARD P. BOWMAN
                                        Assistant General Counsel




VIA EDGAR

December 28, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      New York Life Insurance and Annuity Corporation
         Variable Universal Life Separate Account -- I
         File No. 333-102674

Commissioners:

On behalf of the above-captioned registrant ("Registrant"), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that (i) the form of the Supplement dated December 23, 2005 to the Prospectus and Statement of Additional Information that Registrant would have filed pursuant to Rule 497(c) would not have differed from that filed on December 23, 2005 as part of the Registrant's most recent registration statement; and (ii) the text of the most recent amendment to the registration statement was filed electronically on December 23, 2005.

If you have any questions regarding the foregoing, please contact the undersigned at (914) 846-3622.

Very truly yours,

/s/ Richard P. Bowman

Richard P. Bowman
Assistant General Counsel




                                 (NYLIFE LOGO) for Financial Products & Services